SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
Dec. 31, 2023
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years